CERTAIN TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended
	Feb. 22, 2014 NuPathe [Member]	Jun. 03, 2014 Labrys Biologics [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Portion of purchase price paid in cash		$ 200
potential additional payments of purchase price	$ 106	$ 625